Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.5% of net assets

Equity Funds 29.3%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	119,327	947,456
International 9.3%
Laudus International MarketMasters Fund	133,024	2,931,848
Schwab International Core Equity Fund	192,199	1,870,097
		4,801,945
Large-Cap 16.0%
Schwab Core Equity Fund	125,619	2,708,355
Schwab Dividend Equity Fund	5,795	86,919
Schwab S&P 500 Index Fund	118,428	5,454,810
		8,250,084
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	8,477	375,125
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	44,558	749,468
		15,124,078

Fixed-Income Funds 39.8%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	296,139	3,328,606
Intermediate-Term Bond 23.4%
Schwab U.S. Aggregate Bond Index Fund	1,181,522	12,075,153
Short-Term Bond 10.0%
Schwab Short-Term Bond Index Fund	516,522	5,185,881
		20,589,640

Money Market Fund 6.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	3,288,257	3,289,573
Total Affiliated Underlying Funds
(Cost $34,919,412)		39,003,291

Unaffiliated Underlying Funds 23.6% of net assets

Equity Funds 6.4%
Large-Cap 5.8%
ClearBridge Large Cap Growth Fund, Class IS	29,402	1,579,467
Dodge & Cox Stock Fund	7,472	1,427,645
		3,007,112
Security	Number of Shares	Value ($)
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	7,370	297,229
		3,304,341

Fixed-Income Funds 17.2%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class	230,904	2,558,414
Loomis Sayles Investment Grade Bond Fund, Class Y	50,107	564,711
Metropolitan West Total Return Bond Fund, Class I	430,812	4,691,546
		7,814,671
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	98,048	1,100,096
		8,914,767
Total Unaffiliated Underlying Funds
(Cost $11,680,905)		12,219,108
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
JPMorgan Chase Bank
1.75%, 08/01/19 (b)	443,185	443,185
Total Short-Term Investment
(Cost $443,185)		443,185
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$3,089,589	$318,862	($395,000)	($59,344)	($22,259)	$2,931,848	133,024	$271,862
Laudus Small-Cap MarketMasters Fund, Select Shares	401,473	—	(349,523)	133,991	(185,941)	—	—	38,023
Schwab Core Equity Fund	2,664,098	709,222	(644,000)	(68,174)	47,209	2,708,355	125,619	325,222
Schwab Dividend Equity Fund	80,613	7,664	—	—	(1,358)	86,919	5,795	7,664
Schwab Global Real Estate Fund	778,890	146,830	(93,000)	2,162	112,574	947,456	119,327	26,831
Schwab International Core Equity Fund	1,970,369	126,611	(263,000)	(19,344)	55,461	1,870,097	192,199	51,610
Schwab S&P 500 Index Fund	5,712,773	675,576	(1,462,000)	216,510	311,951	5,454,810	118,428	130,576
Schwab Short-Term Bond Index Fund	5,263,621	147,649	(376,000)	(7,325)	157,936	5,185,881	516,522	94,660
Schwab Small-Cap Equity Fund	676,932	185,159	—	—	(112,623)	749,468	44,558	125,159
Schwab Treasury Inflation Protected Securities Index Fund	3,321,405	221,721	(401,000)	(44,497)	230,977	3,328,606	296,139	57,721
Schwab U.S. Aggregate Bond Index Fund	12,514,454	681,721	(1,873,000)	(45,706)	797,684	12,075,153	1,181,522	269,738
Schwab U.S. Mid-Cap Index Fund	417,614	5,342	(99,000)	5,856	45,313	375,125	8,477	5,341
Schwab Variable Share Price Money Fund, Ultra Shares	3,148,618	520,396	(380,000)	(6)	565	3,289,573	3,288,257	56,705
Total	$40,040,449	$3,746,753	($6,335,523)	$114,123	$1,437,489	$39,003,291		$1,461,112
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$39,003,291	$—	$—	$39,003,291
Unaffiliated Underlying Funds[1]	12,219,108	—	—	12,219,108
Short-Term Investment[1]	—	443,185	—	443,185
Total	$51,222,399	$443,185	$—	$51,665,584
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.4% of net assets

Equity Funds 31.7%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	188,303	1,495,126
International 10.5%
Laudus International MarketMasters Fund	232,405	5,122,200
Schwab International Core Equity Fund	354,847	3,452,663
		8,574,863
Large-Cap 17.0%
Schwab Core Equity Fund	210,461	4,537,532
Schwab Dividend Equity Fund	15,726	235,884
Schwab S&P 500 Index Fund	197,476	9,095,749
		13,869,165
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	13,167	582,641
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	83,313	1,401,332
		25,923,127

Fixed-Income Funds 37.8%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	453,060	5,092,399
Intermediate-Term Bond 22.1%
Schwab U.S. Aggregate Bond Index Fund	1,771,424	18,103,958
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund	771,189	7,742,735
		30,939,092

Money Market Fund 5.9%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	4,809,529	4,811,452
Total Affiliated Underlying Funds
(Cost $52,868,982)		61,673,671

Unaffiliated Underlying Funds 23.7% of net assets

Equity Funds 6.6%
Large-Cap 6.1%
ClearBridge Large Cap Growth Fund, Class IS	48,508	2,605,824
Dodge & Cox Stock Fund	12,505	2,389,385
		4,995,209
Security	Number of Shares	Value ($)
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *	9,319	375,851
		5,371,060

Fixed-Income Funds 17.1%
Intermediate-Term Bond 14.9%
Baird Aggregate Bond Fund, Institutional Class	339,610	3,762,877
Loomis Sayles Investment Grade Bond Fund, Class Y	88,024	992,032
Metropolitan West Total Return Bond Fund, Class I	682,042	7,427,440
		12,182,349
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	162,911	1,827,866
		14,010,215
Total Unaffiliated Underlying Funds
(Cost $18,494,641)		19,381,275
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Citibank
1.75%, 08/01/19 (b)	650,156	650,156
Total Short-Term Investment
(Cost $650,156)		650,156
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$5,870,698	$623,250	($1,168,000)	($237,736)	$33,988	$5,122,200	232,405	$533,250
Laudus Small-Cap MarketMasters Fund, Select Shares	682,429	—	(588,447)	108,766	(202,748)	—	—	64,632
Schwab Core Equity Fund	4,993,273	722,102	(1,010,000)	49,286	(217,129)	4,537,532	210,461	622,102
Schwab Dividend Equity Fund	218,771	20,799	—	—	(3,686)	235,884	15,726	20,799
Schwab Global Real Estate Fund	1,541,766	47,787	(285,000)	39,013	151,560	1,495,126	188,303	47,788
Schwab International Core Equity Fund	3,902,070	102,207	(582,000)	(86,302)	116,688	3,452,663	354,847	102,207
Schwab S&P 500 Index Fund	10,096,954	922,363	(2,746,250)	409,460	413,222	9,095,749	197,476	242,363
Schwab Short-Term Bond Index Fund	8,717,703	240,620	(1,449,000)	(26,162)	259,574	7,742,735	771,189	146,634
Schwab Small-Cap Equity Fund	1,205,702	432,925	(61,000)	2,189	(178,484)	1,401,332	83,313	222,925
Schwab Treasury Inflation Protected Securities Index Fund	5,506,210	180,821	(879,000)	(61,008)	345,376	5,092,399	453,060	91,821
Schwab U.S. Aggregate Bond Index Fund	20,697,889	952,857	(4,721,786)	(116,441)	1,291,439	18,103,958	1,771,424	419,889
Schwab U.S. Mid-Cap Index Fund	740,317	9,469	(248,000)	5,330	75,525	582,641	13,167	9,468
Schwab Variable Share Price Money Fund, Ultra Shares	5,124,081	86,417	(400,000)	(10)	964	4,811,452	4,809,529	86,341
Total	$69,297,863	$4,341,617	($14,138,483)	$86,385	$2,086,289	$61,673,671		$2,610,219
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$61,673,671	$—	$—	$61,673,671
Unaffiliated Underlying Funds[1]	19,381,275	—	—	19,381,275
Short-Term Investment[1]	—	650,156	—	650,156
Total	$81,054,946	$650,156	$—	$81,705,102
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.6% of net assets

Equity Funds 35.7%
Global Real Estate 2.1%
Schwab Global Real Estate Fund	1,476,848	11,726,175
International 12.1%
Laudus International MarketMasters Fund	1,817,223	40,051,589
Schwab International Core Equity Fund	2,766,273	26,915,836
		66,967,425
Large-Cap 18.8%
Laudus U.S. Large Cap Growth Fund *	45,634	1,034,977
Schwab Core Equity Fund	1,652,877	35,636,024
Schwab Dividend Equity Fund	89,980	1,349,702
Schwab S&P 500 Index Fund	1,432,226	65,968,349
		103,989,052
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	116,129	5,138,701
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	606,965	10,209,157
		198,030,510

Fixed-Income Funds 33.6%
Inflation-Protected Bond 5.1%
Schwab Treasury Inflation Protected Securities Index Fund	2,507,752	28,187,132
Intermediate-Term Bond 20.1%
Schwab U.S. Aggregate Bond Index Fund	10,919,306	111,595,305
Short-Term Bond 8.4%
Schwab Short-Term Bond Index Fund	4,622,747	46,412,384
		186,194,821

Money Market Fund 5.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	29,340,320	29,352,056
Total Affiliated Underlying Funds
(Cost $352,763,287)		413,577,387

Unaffiliated Underlying Funds 24.5% of net assets

Equity Funds 7.4%
International 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	56,411	528,006
Security	Number of Shares	Value ($)
Large-Cap 6.7%
ClearBridge Large Cap Growth Fund, Class IS	359,820	19,329,540
Dodge & Cox Stock Fund	92,701	17,712,411
		37,041,951
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	79,639	3,211,822
		40,781,779

Fixed-Income Funds 17.1%
Intermediate-Term Bond 14.3%
Baird Aggregate Bond Fund, Institutional Class	1,903,442	21,090,135
Loomis Sayles Investment Grade Bond Fund, Class Y	798,243	8,996,200
Metropolitan West Total Return Bond Fund, Class I	4,523,326	49,259,022
		79,345,357
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,391,689	15,614,748
		94,960,105
Total Unaffiliated Underlying Funds
(Cost $129,236,181)		135,741,884
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Barclays Capital, Inc.
1.75%, 08/01/19 (b)	3,073,178	3,073,178
Total Short-Term Investment
(Cost $3,073,178)		3,073,178
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$42,297,374	$3,782,187	($4,818,000)	($805,075)	($404,897)	$40,051,589	1,817,223	$3,782,187
Laudus Small-Cap MarketMasters Fund, Select Shares	4,762,986	—	(4,146,773)	1,571,480	(2,187,693)	—	—	451,098
Laudus U.S. Large Cap Growth Fund	2,014,639	147,336	(1,170,000)	585,362	(542,360)	1,034,977	45,634	147,337
Schwab Core Equity Fund	37,609,025	4,591,155	(5,432,000)	(124,954)	(1,007,202)	35,636,024	1,652,877	4,591,155
Schwab Dividend Equity Fund	1,251,781	119,012	—	—	(21,091)	1,349,702	89,980	119,012
Schwab Global Real Estate Fund	11,999,919	357,640	(2,087,000)	66,408	1,389,208	11,726,175	1,476,848	357,641
Schwab Intermediate-Term Bond Fund	2,172,285	4,497	(2,194,795)	(116,114)	134,127	—	—	6,461
Schwab International Core Equity Fund	28,604,362	1,105,233	(3,080,000)	(543,446)	829,687	26,915,836	2,766,273	749,233
Schwab S&P 500 Index Fund	67,874,109	6,361,782	(14,339,000)	2,195,878	3,875,580	65,968,349	1,432,226	1,641,782
Schwab Short-Term Bond Index Fund	41,793,685	4,324,940	(1,012,000)	(1,907)	1,307,666	46,412,384	4,622,747	825,025
Schwab Small-Cap Equity Fund	9,244,311	2,469,200	—	—	(1,504,354)	10,209,157	606,965	1,709,201
Schwab Treasury Inflation Protected Securities Index Fund	22,816,392	5,255,470	(1,391,000)	(105,891)	1,612,161	28,187,132	2,507,752	435,470
Schwab U.S. Aggregate Bond Index Fund	108,887,806	7,722,203	(11,826,000)	(229,396)	7,040,692	111,595,305	10,919,306	2,439,375
Schwab U.S. Mid-Cap Index Fund	5,172,726	66,159	(660,000)	(30,143)	589,959	5,138,701	116,129	66,158
Schwab Variable Share Price Money Fund, Ultra Shares	26,047,493	6,299,705	(3,000,000)	(300)	5,158	29,352,056	29,340,320	496,548
Total	$412,548,893	$42,606,519	($55,156,568)	$2,461,902	$11,116,641	$413,577,387		$17,817,683
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$413,577,387	$—	$—	$413,577,387
Unaffiliated Underlying Funds[1]	135,741,884	—	—	135,741,884
Short-Term Investment[1]	—	3,073,178	—	3,073,178
Total	$549,319,271	$3,073,178	$—	$552,392,449
[1]	As categorized in Portfolio Holdings.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.9% of net assets

Equity Funds 47.1%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	2,009,796	15,957,781
International 15.8%
Laudus International MarketMasters Fund	2,488,341	54,843,040
Schwab International Core Equity Fund	3,626,255	35,283,459
		90,126,499
Large-Cap 24.8%
Laudus U.S. Large Cap Growth Fund *	300,107	6,806,426
Schwab Core Equity Fund	2,447,540	52,768,954
Schwab Dividend Equity Fund	136,558	2,048,368
Schwab S&P 500 Index Fund	1,723,066	79,364,441
		140,988,189
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	143,028	6,328,977
Small-Cap 2.6%
Schwab Small-Cap Equity Fund	877,580	14,760,893
		268,162,339

Fixed-Income Funds 22.1%
Inflation-Protected Bond 1.8%
Schwab Treasury Inflation Protected Securities Index Fund	916,726	10,303,998
Intermediate-Term Bond 14.5%
Schwab U.S. Aggregate Bond Index Fund	8,056,402	82,336,425
Short-Term Bond 5.8%
Schwab Short-Term Bond Index Fund	3,288,467	33,016,208
		125,656,631

Money Market Fund 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	21,267,249	21,275,756
Total Affiliated Underlying Funds
(Cost $364,239,931)		415,094,726

Unaffiliated Underlying Funds 26.4% of net assets

Equity Funds 9.6%
International 1.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	578,339	5,413,249
Security	Number of Shares	Value ($)
Large-Cap 7.7%
ClearBridge Large Cap Growth Fund, Class IS	372,445	20,007,757
Dodge & Cox Stock Fund	124,024	23,697,360
		43,705,117
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *	132,166	5,330,257
		54,448,623

Fixed-Income Funds 16.8%
Intermediate-Term Bond 12.4%
Baird Aggregate Bond Fund, Institutional Class	1,127,968	12,497,881
Loomis Sayles Investment Grade Bond Fund, Class Y	1,222,085	13,772,897
Metropolitan West Total Return Bond Fund, Class I	4,091,454	44,555,932
		70,826,710
International Bond 4.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,213,386	24,834,196
		95,660,906
Total Unaffiliated Underlying Funds
(Cost $143,275,982)		150,109,529
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.75%, 08/01/19 (b)	3,894,929	3,894,929
Total Short-Term Investment
(Cost $3,894,929)		3,894,929
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$53,312,231	$6,275,124	($3,300,000)	($896,688)	($547,627)	$54,843,040	2,488,341	$4,767,124
Laudus Small-Cap MarketMasters Fund, Select Shares	7,069,753	—	(6,155,418)	911,224	(1,825,559)	—	—	669,570
Laudus U.S. Large Cap Growth Fund	6,814,896	498,394	(1,040,000)	267,833	265,303	6,806,426	300,107	498,394
Schwab Core Equity Fund	50,116,280	7,447,990	(3,850,000)	(530,738)	(414,578)	52,768,954	2,447,540	6,117,990
Schwab Dividend Equity Fund	3,057,934	281,483	(1,160,000)	143,533	(274,582)	2,048,368	136,558	281,483
Schwab Global Real Estate Fund	14,351,983	451,208	(610,000)	4,683	1,759,907	15,957,781	2,009,796	451,208
Schwab Intermediate-Term Bond Fund	5,369,067	11,115	(5,451,526)	(308,077)	379,421	—	—	24,425
Schwab International Core Equity Fund	35,575,439	1,551,825	(2,230,000)	(477,762)	863,957	35,283,459	3,626,255	931,826
Schwab S&P 500 Index Fund	74,538,000	6,333,890	(8,520,000)	1,077,834	5,934,717	79,364,441	1,723,066	1,803,889
Schwab Short-Term Bond Index Fund	26,132,096	6,458,216	(452,000)	(930)	878,826	33,016,208	3,288,467	558,248
Schwab Small-Cap Equity Fund	13,616,896	3,397,658	—	—	(2,253,661)	14,760,893	877,580	2,517,658
Schwab Treasury Inflation Protected Securities Index Fund	7,641,063	2,132,663	—	—	530,272	10,303,998	916,726	152,663
Schwab U.S. Aggregate Bond Index Fund	81,405,169	9,350,532	(13,420,000)	(246,217)	5,246,941	82,336,425	8,056,402	1,788,503
Schwab U.S. Mid-Cap Index Fund	6,178,798	79,026	(675,000)	30,323	715,830	6,328,977	143,028	79,026
Schwab Variable Share Price Money Fund, Ultra Shares	17,810,996	9,461,765	(6,000,000)	(275)	3,270	21,275,756	21,267,249	341,365
Total	$402,990,601	$53,730,889	($52,863,944)	($25,257)	$11,262,437	$415,094,726		$20,983,372
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$415,094,726	$—	$—	$415,094,726
Unaffiliated Underlying Funds[1]	150,109,529	—	—	150,109,529
Short-Term Investment[1]	—	3,894,929	—	3,894,929
Total	$565,204,255	$3,894,929	$—	$569,099,184
[1]	As categorized in Portfolio Holdings.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.9% of net assets

Equity Funds 55.3%
Global Real Estate 3.4%
Schwab Global Real Estate Fund	4,238,084	33,650,390
International 18.4%
Laudus International MarketMasters Fund	5,034,812	110,967,263
Schwab International Core Equity Fund	7,460,641	72,592,039
		183,559,302
Large-Cap 28.8%
Laudus U.S. Large Cap Growth Fund *	1,065,527	24,166,147
Schwab Core Equity Fund	4,819,820	103,915,312
Schwab Dividend Equity Fund	752,602	11,289,034
Schwab S&P 500 Index Fund	3,187,653	146,823,283
		286,193,776
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	306,931	13,581,706
Small-Cap 3.3%
Schwab Small-Cap Equity Fund	1,978,921	33,285,452
		550,270,626

Fixed-Income Funds 14.9%
Intermediate-Term Bond 10.8%
Schwab U.S. Aggregate Bond Index Fund	10,513,155	107,444,441
Short-Term Bond 4.1%
Schwab Short-Term Bond Index Fund	4,114,995	41,314,551
		148,758,992

Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	26,337,678	26,348,213
Total Affiliated Underlying Funds
(Cost $586,383,504)		725,377,831

Unaffiliated Underlying Funds 26.5% of net assets

Equity Funds 11.4%
International 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,912,181	17,898,015
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	672,732	36,139,154
Dodge & Cox Stock Fund	247,096	47,212,672
		83,351,826
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *	301,610	12,163,919
		113,413,760

Fixed-Income Funds 15.1%
Intermediate-Term Bond 10.6%
Baird Aggregate Bond Fund, Institutional Class	1,184,501	13,124,275
Loomis Sayles Investment Grade Bond Fund, Class Y	2,541,628	28,644,153
Metropolitan West Total Return Bond Fund, Class I	5,827,308	63,459,383
		105,227,811
International Bond 4.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,025,585	45,167,061
		150,394,872
Total Unaffiliated Underlying Funds
(Cost $252,106,960)		263,808,632
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Australia & New Zealand Banking Group Ltd.
1.75%, 08/01/19 (b)	3,774,279	3,774,279
Total Short-Term Investment
(Cost $3,774,279)		3,774,279
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$110,490,799	$9,879,973	($6,465,000)	($1,576,120)	($1,362,389)	$110,967,263	5,034,812	$9,879,972
Laudus Small-Cap MarketMasters Fund, Select Shares	16,455,997	—	(14,294,256)	3,969,076	(6,130,817)	—	—	1,558,534
Laudus U.S. Large Cap Growth Fund	23,310,863	2,814,795	(3,980,000)	765,498	1,254,991	24,166,147	1,065,527	1,704,794
Schwab Core Equity Fund	101,074,859	14,858,803	(10,181,000)	(1,054,189)	(783,161)	103,915,312	4,819,820	12,338,804
Schwab Dividend Equity Fund	11,807,908	1,111,940	(1,340,000)	74,914	(365,728)	11,289,034	752,602	1,111,940
Schwab Global Real Estate Fund	29,766,078	1,846,225	(1,750,000)	5,383	3,782,704	33,650,390	4,238,084	946,226
Schwab Intermediate-Term Bond Fund	10,993,288	21,288	(11,141,018)	(616,980)	743,422	—	—	54,131
Schwab International Core Equity Fund	74,293,443	2,709,964	(5,210,000)	(1,079,362)	1,877,994	72,592,039	7,460,641	1,945,964
Schwab S&P 500 Index Fund	143,196,912	4,738,193	(13,610,000)	2,465,561	10,032,617	146,823,283	3,187,653	3,433,192
Schwab Short-Term Bond Index Fund	29,946,008	10,818,548	(540,000)	(599)	1,090,594	41,314,551	4,114,995	688,624
Schwab Small-Cap Equity Fund	30,646,887	8,451,389	(1,000,000)	(2,397)	(4,810,427)	33,285,452	1,978,921	5,481,389
Schwab U.S. Aggregate Bond Index Fund	110,719,822	12,980,474	(22,856,000)	(418,588)	7,018,733	107,444,441	10,513,155	2,347,372
Schwab U.S. Mid-Cap Index Fund	13,031,474	166,670	(1,090,000)	(49,782)	1,523,344	13,581,706	306,931	166,671
Schwab Variable Share Price Money Fund, Ultra Shares	25,544,851	6,199,089	(5,400,000)	(541)	4,814	26,348,213	26,337,678	428,232
Total	$731,279,189	$76,597,351	($98,857,274)	$2,481,874	$13,876,691	$725,377,831		$42,085,845
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$725,377,831	$—	$—	$725,377,831
Unaffiliated Underlying Funds[1]	263,808,632	—	—	263,808,632
Short-Term Investment[1]	—	3,774,279	—	3,774,279
Total	$989,186,463	$3,774,279	$—	$992,960,742
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.4% of net assets

Equity Funds 61.7%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	2,252,141	17,882,001
International 20.6%
Laudus International MarketMasters Fund	2,705,612	59,631,697
Schwab International Core Equity Fund	3,975,817	38,684,701
		98,316,398
Large-Cap 31.9%
Laudus U.S. Large Cap Growth Fund *	738,975	16,759,947
Schwab Core Equity Fund	2,544,433	54,857,984
Schwab Dividend Equity Fund	536,854	8,052,804
Schwab S&P 500 Index Fund	1,582,363	72,883,649
		152,554,384
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	154,484	6,835,907
Small-Cap 4.0%
Schwab Small-Cap Equity Fund	1,136,791	19,120,821
		294,709,511

Fixed-Income Funds 10.8%
Intermediate-Term Bond 7.8%
Schwab U.S. Aggregate Bond Index Fund	3,647,360	37,276,024
Short-Term Bond 3.0%
Schwab Short-Term Bond Index Fund	1,424,424	14,301,216
		51,577,240

Money Market Fund 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	9,129,081	9,132,733
Total Affiliated Underlying Funds
(Cost $305,200,620)		355,419,484

Unaffiliated Underlying Funds 24.9% of net assets

Equity Funds 12.8%
International 2.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,341,914	12,560,315
Security	Number of Shares	Value ($)
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS	306,151	16,446,432
Dodge & Cox Stock Fund	133,246	25,459,257
		41,905,689
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *	167,749	6,765,326
		61,231,330

Fixed-Income Funds 12.1%
Intermediate-Term Bond 8.6%
Baird Aggregate Bond Fund, Institutional Class	330,304	3,659,768
Loomis Sayles Investment Grade Bond Fund, Class Y	1,205,726	13,588,528
Metropolitan West Total Return Bond Fund, Class I	2,187,695	23,823,995
		41,072,291
International Bond 3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,498,367	16,811,680
		57,883,971
Total Unaffiliated Underlying Funds
(Cost $114,053,691)		119,115,301
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.75%, 08/01/19 (b)	3,609,865	3,609,865
Total Short-Term Investment
(Cost $3,609,865)		3,609,865
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$56,824,717	$5,981,207	($1,720,000)	($410,105)	($1,044,122)	$59,631,697	2,705,612	$5,081,207
Laudus Small-Cap MarketMasters Fund, Select Shares	8,812,243	—	(7,673,138)	569,039	(1,708,144)	—	—	834,600
Laudus U.S. Large Cap Growth Fund	16,166,919	1,182,336	(2,035,000)	422,326	1,023,366	16,759,947	738,975	1,182,336
Schwab Core Equity Fund	51,407,707	7,645,642	(3,311,000)	(309,802)	(574,563)	54,857,984	2,544,433	6,275,642
Schwab Dividend Equity Fund	8,085,170	763,764	(640,000)	(24,001)	(132,129)	8,052,804	536,854	763,765
Schwab Global Real Estate Fund	15,561,834	1,431,932	(1,085,000)	7,617	1,965,618	17,882,001	2,252,141	501,931
Schwab Intermediate-Term Bond Fund	4,512,914	9,342	(4,571,504)	(245,433)	294,681	—	—	21,493
Schwab International Core Equity Fund	38,322,205	1,733,771	(1,790,000)	(346,824)	765,549	38,684,701	3,975,817	1,003,771
Schwab S&P 500 Index Fund	68,710,085	3,398,054	(5,330,000)	701,511	5,403,999	72,883,649	1,582,363	1,658,054
Schwab Short-Term Bond Index Fund	9,286,817	4,720,510	(68,000)	(83)	361,972	14,301,216	1,424,424	230,537
Schwab Small-Cap Equity Fund	16,786,714	5,168,732	—	—	(2,834,625)	19,120,821	1,136,791	3,103,732
Schwab U.S. Aggregate Bond Index Fund	36,642,517	5,000,478	(6,621,000)	(115,365)	2,369,394	37,276,024	3,647,360	802,453
Schwab U.S. Mid-Cap Index Fund	6,548,956	83,760	(560,000)	(2,972)	766,163	6,835,907	154,484	83,760
Schwab Variable Share Price Money Fund, Ultra Shares	9,552,861	6,548,642	(6,970,000)	92	1,138	9,132,733	9,129,081	148,673
Total	$347,221,659	$43,668,170	($42,374,642)	$246,000	$6,658,297	$355,419,484		$21,691,954
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$355,419,484	$—	$—	$355,419,484
Unaffiliated Underlying Funds[1]	119,115,301	—	—	119,115,301
Short-Term Investment[1]	—	3,609,865	—	3,609,865
Total	$474,534,785	$3,609,865	$—	$478,144,650
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 76.3% of net assets

Equity Funds 67.7%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	5,268,167	41,829,247
International 22.5%
Laudus International MarketMasters Fund	6,268,776	138,163,826
Schwab International Core Equity Fund	9,365,354	91,124,894
		229,288,720
Large-Cap 34.8%
Laudus U.S. Large Cap Growth Fund *	2,168,544	49,182,571
Schwab Core Equity Fund	5,801,899	125,088,950
Schwab Dividend Equity Fund	1,642,081	24,631,212
Schwab S&P 500 Index Fund	3,389,990	156,142,944
		355,045,677
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	380,523	16,838,152
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	2,801,267	47,117,312
		690,119,108

Fixed-Income Funds 7.4%
Intermediate-Term Bond 5.4%
Schwab U.S. Aggregate Bond Index Fund	5,352,133	54,698,804
Short-Term Bond 2.0%
Schwab Short-Term Bond Index Fund	2,045,906	20,540,901
		75,239,705

Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	12,480,788	12,485,780
Total Affiliated Underlying Funds
(Cost $618,725,039)		777,844,593

Unaffiliated Underlying Funds 23.2% of net assets

Equity Funds 13.9%
International 3.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,859,916	36,128,817
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	596,075	32,021,148
Dodge & Cox Stock Fund	296,209	56,596,617
		88,617,765
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	414,290	16,708,305
		141,454,887

Fixed-Income Funds 9.3%
Intermediate-Term Bond 6.7%
Baird Aggregate Bond Fund, Institutional Class	436,864	4,840,449
Loomis Sayles Investment Grade Bond Fund, Class Y	2,301,240	25,934,971
Metropolitan West Total Return Bond Fund, Class I	3,426,155	37,310,828
		68,086,248
International Bond 2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,357,481	26,450,941
		94,537,189
Total Unaffiliated Underlying Funds
(Cost $227,360,185)		235,992,076
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
1.75%, 08/01/19 (b)	3,438,633	3,438,633
Total Short-Term Investment
(Cost $3,438,633)		3,438,633
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$134,778,808	$13,231,781	($6,410,000)	($1,387,257)	($2,049,506)	$138,163,826	6,268,776	$12,051,781
Laudus Small-Cap MarketMasters Fund, Select Shares	22,189,201	—	(19,463,678)	4,677,167	(7,402,690)	—	—	2,008,118
Laudus U.S. Large Cap Growth Fund	47,924,048	3,504,831	(6,480,000)	1,489,235	2,744,457	49,182,571	2,168,544	3,504,832
Schwab Core Equity Fund	120,028,711	14,652,612	(7,268,000)	(521,334)	(1,803,039)	125,088,950	5,801,899	14,652,612
Schwab Dividend Equity Fund	24,329,779	2,171,885	(1,500,000)	98,428	(468,880)	24,631,212	1,642,081	2,171,885
Schwab Global Real Estate Fund	38,335,191	2,086,485	(3,281,000)	27,650	4,660,921	41,829,247	5,268,167	1,196,484
Schwab Intermediate-Term Bond Fund	9,085,987	18,522	(9,206,769)	(404,379)	506,639	—	—	49,025
Schwab International Core Equity Fund	88,943,233	3,869,685	(2,690,000)	(482,050)	1,484,026	91,124,894	9,365,354	2,329,685
Schwab S&P 500 Index Fund	144,466,135	3,486,136	(4,997,500)	1,137,871	12,050,302	156,142,944	3,389,990	3,486,136
Schwab Short-Term Bond Index Fund	9,624,727	10,429,680	—	—	486,494	20,540,901	2,045,906	309,718
Schwab Small-Cap Equity Fund	40,892,761	13,110,752	—	—	(6,886,201)	47,117,312	2,801,267	7,560,752
Schwab U.S. Aggregate Bond Index Fund	51,342,363	4,672,429	(4,550,000)	(111,584)	3,345,596	54,698,804	5,352,133	1,153,453
Schwab U.S. Mid-Cap Index Fund	14,834,037	189,725	—	—	1,814,390	16,838,152	380,523	189,725
Schwab Variable Share Price Money Fund, Ultra Shares	16,764,074	2,718,878	(7,000,000)	(100)	2,928	12,485,780	12,480,788	215,148
Total	$763,539,055	$74,143,401	($72,846,947)	$4,523,647	$8,485,437	$777,844,593		$50,879,354
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$777,844,593	$—	$—	$777,844,593
Unaffiliated Underlying Funds[1]	235,992,076	—	—	235,992,076
Short-Term Investment[1]	—	3,438,633	—	3,438,633
Total	$1,013,836,669	$3,438,633	$—	$1,017,275,302
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.0% of net assets

Equity Funds 72.2%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	889,779	7,064,848
International 24.1%
Laudus International MarketMasters Fund	1,044,566	23,022,233
Schwab International Core Equity Fund	1,561,340	15,191,836
		38,214,069
Large-Cap 37.1%
Laudus U.S. Large Cap Growth Fund *	422,140	9,574,127
Schwab Core Equity Fund	954,323	20,575,197
Schwab Dividend Equity Fund	294,181	4,412,720
Schwab S&P 500 Index Fund	524,519	24,159,346
		58,721,390
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	54,537	2,413,271
Small-Cap 5.0%
Schwab Small-Cap Equity Fund	466,869	7,852,741
		114,266,319

Fixed-Income Funds 5.1%
Intermediate-Term Bond 3.8%
Schwab U.S. Aggregate Bond Index Fund	584,876	5,977,436
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	206,134	2,069,588
		8,047,024

Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	1,072,084	1,072,513
Total Affiliated Underlying Funds
(Cost $115,286,895)		123,385,856

Unaffiliated Underlying Funds 21.4% of net assets

Equity Funds 14.9%
International 4.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	740,824	6,934,113
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	79,501	4,270,820
Dodge & Cox Stock Fund	50,290	9,608,947
		13,879,767
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *	70,420	2,840,059
		23,653,939

Fixed-Income Funds 6.5%
Intermediate-Term Bond 4.7%
Baird Aggregate Bond Fund, Institutional Class	32,418	359,196
Loomis Sayles Investment Grade Bond Fund, Class Y	280,442	3,160,578
Metropolitan West Total Return Bond Fund, Class I	358,197	3,900,767
		7,420,541
International Bond 1.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	251,747	2,824,603
		10,245,144
Total Unaffiliated Underlying Funds
(Cost $32,982,438)		33,899,083
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Barclays Capital, Inc.
1.75%, 08/01/19 (b)	858,873	858,873
Total Short-Term Investment
(Cost $858,873)		858,873
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$20,550,044	$2,979,756	$—	$—	($507,567)	$23,022,233	1,044,566	$1,865,756
Laudus Small-Cap MarketMasters Fund, Select Shares	3,335,103	—	(2,904,226)	(319,552)	(111,325)	—	—	315,865
Laudus U.S. Large Cap Growth Fund	8,641,161	954,982	(941,000)	125,900	793,084	9,574,127	422,140	654,982
Schwab Core Equity Fund	17,943,628	2,884,387	—	—	(252,818)	20,575,197	954,323	2,234,387
Schwab Dividend Equity Fund	4,092,578	389,097	—	—	(68,955)	4,412,720	294,181	389,096
Schwab Global Real Estate Fund	5,847,007	491,653	—	—	726,188	7,064,848	889,779	191,654
Schwab Intermediate-Term Bond Fund	862,227	1,785	(875,097)	(36,901)	47,986	—	—	5,249
Schwab International Core Equity Fund	13,851,897	1,192,822	—	—	147,117	15,191,836	1,561,340	362,822
Schwab S&P 500 Index Fund	21,077,950	1,088,635	—	—	1,992,761	24,159,346	524,519	508,635
Schwab Short-Term Bond Index Fund	755,748	1,268,987	—	—	44,853	2,069,588	206,134	28,991
Schwab Small-Cap Equity Fund	6,320,366	2,607,881	—	—	(1,075,506)	7,852,741	466,869	1,207,881
Schwab U.S. Aggregate Bond Index Fund	5,031,351	1,013,498	(390,000)	(9,429)	332,016	5,977,436	584,876	115,512
Schwab U.S. Mid-Cap Index Fund	2,126,038	27,192	—	—	260,041	2,413,271	54,537	27,192
Schwab Variable Share Price Money Fund, Ultra Shares	2,269,522	422,656	(1,620,000)	35	300	1,072,513	1,072,084	21,490
Total	$112,704,620	$15,323,331	($6,730,323)	($239,947)	$2,328,175	$123,385,856		$7,929,512
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$123,385,856	$—	$—	$123,385,856
Unaffiliated Underlying Funds[1]	33,899,083	—	—	33,899,083
Short-Term Investment[1]	—	858,873	—	858,873
Total	$157,284,939	$858,873	$—	$158,143,812
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.0% of net assets

Equity Funds 74.7%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	894,809	7,104,781
International 25.1%
Laudus International MarketMasters Fund	1,073,765	23,665,779
Schwab International Core Equity Fund	1,625,390	15,815,040
		39,480,819
Large-Cap 38.1%
Laudus U.S. Large Cap Growth Fund *	464,903	10,543,998
Schwab Core Equity Fund	974,597	21,012,313
Schwab Dividend Equity Fund	328,400	4,926,004
Schwab S&P 500 Index Fund	512,833	23,621,070
		60,103,385
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	57,217	2,531,847
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	505,146	8,496,548
		117,717,380

Fixed-Income Funds 3.8%
Intermediate-Term Bond 2.8%
Schwab U.S. Aggregate Bond Index Fund	425,931	4,353,018
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	165,064	1,657,245
		6,010,263

Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	690,345	690,621
Total Affiliated Underlying Funds
(Cost $117,121,194)		124,418,264

Unaffiliated Underlying Funds 20.5% of net assets

Equity Funds 15.7%
International 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	849,787	7,954,009
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	71,582	3,845,410
Dodge & Cox Stock Fund	51,840	9,905,102
		13,750,512
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	74,263	2,995,008
		24,699,529

Fixed-Income Funds 4.8%
Intermediate-Term Bond 3.6%
Baird Aggregate Bond Fund, Institutional Class	21,503	238,249
Loomis Sayles Investment Grade Bond Fund, Class Y	220,881	2,489,328
Metropolitan West Total Return Bond Fund, Class I	272,545	2,968,014
		5,695,591
International Bond 1.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	172,205	1,932,139
		7,627,730
Total Unaffiliated Underlying Funds
(Cost $31,578,169)		32,327,259
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.75%, 08/01/19 (b)	1,146,505	1,146,505
Total Short-Term Investment
(Cost $1,146,505)		1,146,505
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$18,879,895	$5,167,221	$—	$—	($381,337)	$23,665,779	1,073,765	$1,688,221
Laudus Small-Cap MarketMasters Fund, Select Shares	3,137,924	—	(2,732,521)	(318,072)	(87,331)	—	—	297,190
Laudus U.S. Large Cap Growth Fund	8,247,861	1,537,624	(133,000)	375	891,138	10,543,998	464,903	617,625
Schwab Core Equity Fund	16,430,186	4,723,538	—	—	(141,411)	21,012,313	974,597	2,036,538
Schwab Dividend Equity Fund	3,906,516	1,073,997	—	—	(54,509)	4,926,004	328,400	374,997
Schwab Global Real Estate Fund	5,464,854	952,157	—	—	687,770	7,104,781	894,809	186,157
Schwab Intermediate-Term Bond Fund	467,715	968	(474,697)	(21,080)	27,094	—	—	2,848
Schwab International Core Equity Fund	12,229,280	3,596,742	(133,000)	(17,914)	139,932	15,815,040	1,625,390	334,742
Schwab S&P 500 Index Fund	18,650,781	2,998,478	—	—	1,971,811	23,621,070	512,833	450,478
Schwab Short-Term Bond Index Fund	673,246	949,736	—	—	34,263	1,657,245	165,064	22,236
Schwab Small-Cap Equity Fund	5,798,217	3,672,813	—	—	(974,482)	8,496,548	505,146	1,100,813
Schwab U.S. Aggregate Bond Index Fund	2,907,025	1,236,711	—	—	209,282	4,353,018	425,931	75,675
Schwab U.S. Mid-Cap Index Fund	1,996,844	275,539	—	—	259,464	2,531,847	57,217	25,539
Schwab Variable Share Price Money Fund, Ultra Shares	1,920,364	514,996	(1,745,000)	102	159	690,621	690,345	13,777
Total	$100,710,708	$26,700,520	($5,218,218)	($356,589)	$2,581,843	$124,418,264		$7,226,836
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$124,418,264	$—	$—	$124,418,264
Unaffiliated Underlying Funds[1]	32,327,259	—	—	32,327,259
Short-Term Investment[1]	—	1,146,505	—	1,146,505
Total	$156,745,523	$1,146,505	$—	$157,892,028
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.6% of net assets

Equity Funds 77.0%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	523,778	4,158,794
International 25.7%
Laudus International MarketMasters Fund	628,973	13,862,560
Schwab International Core Equity Fund	943,106	9,176,419
		23,038,979
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund *	296,371	6,721,696
Schwab Core Equity Fund	564,941	12,180,130
Schwab Dividend Equity Fund	199,523	2,992,847
Schwab S&P 500 Index Fund	290,182	13,365,781
		35,260,454
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	35,664	1,578,111
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	307,331	5,169,307
		69,205,645

Fixed-Income Funds 2.6%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	152,422	1,557,748
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	76,579	768,849
		2,326,597
Total Affiliated Underlying Funds
(Cost $67,380,202)		71,532,242

Unaffiliated Underlying Funds 19.6% of net assets

Equity Funds 15.8%
International 5.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	527,006	4,932,778
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	35,597	1,912,285
Dodge & Cox Stock Fund	29,586	5,653,054
		7,565,339
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	42,618	1,718,790
		14,216,907

Fixed-Income Funds 3.8%
Intermediate-Term Bond 2.8%
Baird Aggregate Bond Fund, Institutional Class	21,645	239,828
Loomis Sayles Investment Grade Bond Fund, Class Y	101,242	1,140,994
Metropolitan West Total Return Bond Fund, Class I	105,962	1,153,931
		2,534,753
International Bond 1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	73,877	828,900
		3,363,653
Total Unaffiliated Underlying Funds
(Cost $17,234,906)		17,580,560
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Barclays Capital, Inc.
1.75%, 08/01/19 (a)	873,945	873,945
Total Short-Term Investment
(Cost $873,945)		873,945
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$11,495,156	$2,645,437	$—	$—	($278,033)	$13,862,560	628,973	$1,059,437
Laudus Small-Cap MarketMasters Fund, Select Shares	1,843,099	150,000	(1,741,800)	(202,585)	(48,714)	—	—	189,439
Laudus U.S. Large Cap Growth Fund	5,506,094	639,564	—	—	576,038	6,721,696	296,371	419,564
Schwab Core Equity Fund	9,896,131	2,399,212	—	—	(115,213)	12,180,130	564,941	1,241,211
Schwab Dividend Equity Fund	2,537,938	493,632	—	—	(38,723)	2,992,847	199,523	242,632
Schwab Global Real Estate Fund	3,300,147	443,122	—	—	415,525	4,158,794	523,778	111,123
Schwab Intermediate-Term Bond Fund	174,949	363	(177,561)	(7,287)	9,536	—	—	1,065
Schwab International Core Equity Fund	7,725,913	1,582,365	(221,000)	(38,449)	127,590	9,176,419	943,106	202,364
Schwab S&P 500 Index Fund	11,037,543	1,214,569	—	—	1,113,669	13,365,781	290,182	269,569
Schwab Short-Term Bond Index Fund	378,138	375,915	—	—	14,796	768,849	76,579	9,917
Schwab Small-Cap Equity Fund	3,787,284	1,993,239	—	—	(611,216)	5,169,307	307,331	700,239
Schwab U.S. Aggregate Bond Index Fund	1,038,462	440,100	—	—	79,186	1,557,748	152,422	29,104
Schwab U.S. Mid-Cap Index Fund	1,229,534	186,726	—	—	161,851	1,578,111	35,664	15,726
Schwab Variable Share Price Money Fund, Ultra Shares	1,111,810	6,462	(1,118,384)	71	41	—	—	6,312
Total	$61,062,198	$12,570,706	($3,258,745)	($248,250)	$1,406,333	$71,532,242		$4,497,702
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$71,532,242	$—	$—	$71,532,242
Unaffiliated Underlying Funds[1]	17,580,560	—	—	17,580,560
Short-Term Investment[1]	—	873,945	—	873,945
Total	$89,112,802	$873,945	$—	$89,986,747
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.6% of net assets

Equity Funds 78.6%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	92,759	736,505
International 26.2%
Laudus International MarketMasters Fund	109,348	2,410,032
Schwab International Core Equity Fund	162,743	1,583,489
		3,993,521
Large-Cap 40.2%
Laudus U.S. Large Cap Growth Fund *	53,968	1,223,987
Schwab Core Equity Fund	96,547	2,081,556
Schwab Dividend Equity Fund	36,806	552,095
Schwab S&P 500 Index Fund	49,287	2,270,142
		6,127,780
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	5,623	248,816
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	51,805	871,352
		11,977,974

Fixed-Income Funds 2.0%
Intermediate-Term Bond 1.3%
Schwab U.S. Aggregate Bond Index Fund	19,218	196,407
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	9,857	98,965
Total Affiliated Underlying Funds
(Cost $12,149,657)		12,273,346

Unaffiliated Underlying Funds 18.8% of net assets

Equity Funds 16.3%
International 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	94,945	888,686
Security	Number of Shares	Value ($)
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	5,554	298,369
Dodge & Cox Stock Fund	5,082	970,976
		1,269,345
Small-Cap 2.2%
ClearBridge Small Cap Growth Fund, Class IS *	8,271	333,564
		2,491,595

Fixed-Income Funds 2.5%
Intermediate-Term Bond 2.0%
Baird Aggregate Bond Fund, Institutional Class	389	4,312
Loomis Sayles Investment Grade Bond Fund, Class Y	13,292	149,802
Metropolitan West Total Return Bond Fund, Class I	13,757	149,813
		303,927
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	6,886	77,265
		381,192
Total Unaffiliated Underlying Funds
(Cost $2,842,721)		2,872,787
*	Non-income producing security.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Laudus International MarketMasters Fund (formerly Laudus International MarketMasters Fund, Select Shares)	$1,667,986	$777,012	$—	$—	($34,966)	$2,410,032	109,348	$159,012
Laudus Small-Cap MarketMasters Fund, Select Shares	282,473	25,000	(268,312)	(62,406)	23,245	—	—	29,181
Laudus U.S. Large Cap Growth Fund	819,665	306,938	—	—	97,384	1,223,987	53,968	65,938
Schwab Core Equity Fund	1,442,577	664,193	(21,000)	(3,775)	(439)	2,081,556	96,547	186,193
Schwab Dividend Equity Fund	369,814	226,683	(41,000)	(5,012)	1,610	552,095	36,806	38,683
Schwab Global Real Estate Fund	481,230	192,435	—	—	62,840	736,505	92,759	17,435
Schwab Intermediate-Term Bond Fund	10,562	22	(10,719)	(303)	438	—	—	64
Schwab International Core Equity Fund	1,117,371	496,652	(41,000)	(5,292)	15,758	1,583,489	162,743	31,652
Schwab S&P 500 Index Fund	1,540,113	633,434	(81,000)	(3,045)	180,640	2,270,142	49,287	39,434
Schwab Short-Term Bond Index Fund	14,975	82,714	—	—	1,276	98,965	9,857	1,000
Schwab Small-Cap Equity Fund	543,059	422,849	—	—	(94,556)	871,352	51,805	106,849
Schwab U.S. Aggregate Bond Index Fund	121,520	65,425	—	—	9,462	196,407	19,218	3,424
Schwab U.S. Mid-Cap Index Fund	175,441	48,433	—	—	24,942	248,816	5,623	2,433
Schwab Variable Share Price Money Fund, Ultra Shares	151,628	882	(152,525)	10	5	—	—	861
Total	$8,738,414	$3,942,672	($615,556)	($79,823)	$287,639	$12,273,346		$682,159
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At July 31, 2019, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUL19